CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 10,046,980		$ 5,556,506		$ 19,719,024		$ 11,775,315		$ 24,341,874		$ 14,226,794
Costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	6,429,688		4,151,560		12,838,490		8,698,355		17,136,330		10,289,578
General and administrative	5,725,071		2,319,977		10,951,490		5,222,109		12,318,529		8,055,572
Sales and marketing	1,473,311		2,216,788		3,652,428		3,775,904		6,938,513		4,965,209
Information technology	1,319,443		1,189,733		3,506,252		2,324,006		6,372,795		2,492,060
Research and development	523,432		1,309,157		1,023,641		1,902,264		3,708,068		1,733,964
Depreciation and amortization	1,002,946		776,411		2,046,582		1,601,809		3,538,237		1,961,733
Facilities	500,189		196,341		1,150,025		392,936		1,012,827		589,926
Loss on disposal of assets	343,588		60,471		343,588		60,471		273,430
Total costs and expenses	17,317,668		12,220,438		35,512,496		23,977,854		51,298,729		30,088,042
Operating loss	(7,270,688)		(6,663,932)		(15,793,472)		(12,202,539)		(26,956,855)		(15,861,248)
Other income (expenses)
Other income	50,451		(9,706)		100,905		39,291		234,472		172,513
Interest expense net	(333,279)		(562)		(718,289)		(4,507)		(266,778)		(427,178)
Foreign exchange (loss) gain	(3,104)		9,418		(18,613)		13,309		(361)		(18,922)
Loss before provision for income taxes	(7,556,620)		(6,664,782)		(16,429,469)		(12,154,446)		(26,989,522)		(16,134,835)
Income tax expense									(521,132)		(150,000)
Net loss	$ (7,556,620)		$ (6,664,782)		$ (16,429,469)		$ (12,154,446)		$ (26,468,390)		$ (15,984,835)
Net loss per share, basic	$ (1.1)	[1]	$ (1.34)	[1]	$ (2.7)	[1]	$ (2.46)	[1]	$ (5.23)	[2]	$ (6.35)	[2]
Net loss per share, fully diluted	$ (1.1)	[1]	$ (1.34)	[1]	$ (2.7)	[1]	$ (2.46)	[1]	$ (5.23)	[2]	$ (6.35)	[2]
Weighted average shares of common stock outstanding, basic	6,844,778	[1]	4,961,836	[1]	6,080,200	[1]	4,947,691	[1]	5,059,959	[2]	2,519,124	[2]
Weighted average shares of common stock outstanding, diluted	6,844,778	[1]	4,961,836	[1]	6,080,200	[1]	4,947,691	[1]	5,059,959	[2]	2,519,124	[2]

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.
[2]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. The computation of basic and diluted net loss per share was retroactively adjusted for all periods presented. See Note 3 to the consolidated financial statements.